First Trust Dorsey Wright International Focus 5 ETF Annual Fund Operating Expenses - First Trust Dorsey Wright International Focus 5 ETF - First Trust Dorsey Wright International Focus 5 ETF	Sep. 30, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.30%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Acquired Fund Fees and Expenses	0.84%
Expenses (as a percentage of Assets)	1.14%	[1]

[1]	Expenses have been restated to reflect the current fiscal year.